United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/15

Date of Reporting Period: 03/31/15

Item 1. Reports to Stockholders

Annual Shareholder Report
March 31, 2015
Share Class	Ticker
A	FHIIX
B	FHBBX
C	FHICX

Federated High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2014 through March 31, 2015. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated High Income Bond Fund, Inc. (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2015, was 1.89% for the Class A Shares, 1.25% for the Class B Shares and 1.26% for the Class C Shares. The total return of the Fund's Class A Shares consisted of 5.54% current income and -3.65% capital depreciation in the net asset value of the Fund's shares. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 the Fund's broad-based securities market index, was 2.00% during the same period. The Fund's peer group, the Lipper High Current Yield Funds Average (LHCYFA),2 returned 0.59% during the period. The Fund's and LHCYFA's total returns during the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were allocation among various industry sectors and security selection.
The following discussion will focus on the performance of the Fund's Class A Shares.
MARKET OVERVIEW
The high-yield market3 generated reasonable returns in the early part of the period as good credit fundamentals pushed credit spreads tighter. Credit spreads bottomed in the middle of June modestly below 400 basis points (bp). These somewhat stretched valuations led to profit taking by investors, causing the market to struggle in the third calendar quarter of 2014, as selling by investors was met with tepid demand in a period of low nominal yields and rising geopolitical concerns emanating from the Middle East and Russia/Ukraine. The market then stabilized as better valuation coupled with continued solid domestic economic growth briefly pushed prices higher. Unfortunately, falling energy prices in the fourth calendar quarter reversed the improving trend as first energy related securities and later the broader market succumbed to fears of increasing credit stress especially in the energy price sensitive sectors. The new calendar year brought with it increasing optimism that the market would be able to withstand stress in the energy sector and prices again moved higher salvaging modest total returns for the total period. The intra-period volatility in the high-yield market can be seen by the movement of credit spreads during the period. For example, the yield spread between the Credit Suisse High Yield Bond Index4 and U.S. Treasury securities with comparable maturities started the period at 409 bp, bottomed around 390 bp in mid-June, peaked at over 600 bp in mid-December and finished the period at 540 bp.5
Annual Shareholder Report

Within the high-yield market, major industry sectors that substantially outperformed the BHY2%ICI included: Electric Utilities, Technology, Midstream, Food & Beverage and Wireline Telecommunications. Major industry sectors that substantially underperformed the BHY2%ICI included: Oil Field Services, Independent Energy, Gaming, Metals & Mining and Industrial–Other. From a ratings quality perspective, the more interest rate sensitive “BB”-rated sector led the way with a total return of 4.94% followed by the “B”-rated sector which returned 1.37%. The more credit sensitive “CCC”-rated sector was the worst performing quality sector with a -2.36% total return.
Allocation among industry sectors
The Fund was positively impacted by its underweight to the poor performing Independent Energy, Oil Field Services and Metals & Mining industry sectors. The Fund was also positively impacted by its overweight to the better performing Healthcare, Media-Entertainment and Food & Beverage sectors. The Fund was negatively impacted by its underweight to the strong performing Financial Institutions, Electric Utility, Pharmaceutical and Wireline Telecommunication sectors.
SECURITY SELECTION
The Fund benefited from strong security selection in the high-yield bond portion of the portfolio. This was especially true in the Gaming, Independent Energy, Oil Field Services, Retail and Industrial–Other industry sectors. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Nuveen Investments, Kinder Morgan, Catamaran, B/E Aerospace and Hiland Partners. The Fund was negatively impacted by poor security selection in the Technology sector. Specific Fund holdings that substantially underperformed the BHY2%ICI included: Exide Technologies, Gymboree Corp, Energy XXI Gulf Coast, Sandridge Energy and W&T Offshore.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LHCYFA.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Income Bond Fund, Inc. from March 31, 2004 to March 31, 2015, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Current Yield Funds Average (LHCYFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2015
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 3/31/2015
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-2.65%	6.93%	6.87%
Class B Shares	-4.05%	6.82%	6.71%
Class C Shares	0.29%	7.13%	6.56%
BHY2%ICI	2.00%	8.56%	8.17%
LHCYFA	0.59%	7.45%	6.76%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BHY2%ICI is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	13.1%
Health Care	9.3%
Media Entertainment	7.2%
Cable Satellite	5.5%
Independent Energy	5.3%
Midstream	5.3%
Packaging	5.3%
Automotive	4.6%
Wireless Communications	4.1%
Retailers	4.0%
Food & Beverage	3.7%
Gaming	3.6%
Financial Institutions	3.5%
Other[2]	23.5%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities—Net[4]	1.0%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2015
Principal Amount or Shares			Value
		CORPORATE BONDS—98.0%
		Aerospace/Defense—0.8%
$1,900,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$1,900,000
900,000		TransDigm, Inc., 5.50%, 10/15/2020	893,250
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,885,781
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,449,250
		TOTAL	8,128,281
		Automotive—4.6%
4,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	4,472,000
2,325,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	2,656,312
1,675,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,779,688
3,475,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	3,296,906
1,875,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,912,292
1,225,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	1,272,114
500,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	533,245
3,100,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,165,875
2,575,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,806,750
1,875,000		Lear Corp., 4.75%, 1/15/2023	1,893,750
1,500,000		Lear Corp., 5.25%, 1/15/2025	1,537,500
950,000		Lear Corp., 5.375%, 3/15/2024	988,000
3,775,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	4,053,406
2,250,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	2,250,000
1,125,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	1,141,875
1,325,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,437,625
1,875,000	[1,2]	Schaeffler AG, Series 144a, 6.875%, 8/15/2018	1,966,406
600,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	606,000
2,625,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	2,611,875
1,050,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	1,097,250
4,125,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	3,753,750
		TOTAL	45,232,619
		Building Materials—2.9%
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,365,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$2,650,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	$2,689,750
2,325,000		Anixter International, Inc., 5.625%, 5/1/2019	2,511,000
2,550,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	2,594,625
375,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	387,188
250,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	268,750
625,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	643,750
1,675,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,779,687
1,700,000		Nortek, Inc., Sr. Unsecd. Note, 10.00%, 12/1/2018	1,803,700
4,100,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	4,407,500
2,225,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,275,062
3,800,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	3,999,500
1,375,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,448,906
1,550,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	1,530,625
650,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	693,875
75,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	76,688
		TOTAL	28,475,606
		Cable Satellite—5.5%
2,425,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,543,219
2,950,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.50%, 12/1/2022	3,023,750
1,775,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.75%, 12/1/2024	1,832,688
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,356,750
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,330,812
1,375,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	1,455,781
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	912,375
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,099,875
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,126,125
925,000		DISH DBS Corp., 5.00%, 3/15/2023	901,690
6,400,000		DISH DBS Corp., 5.875%, 7/15/2022	6,520,000
2,225,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	2,060,906
2,700,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	2,500,875
3,075,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	2,982,750
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,063,531
675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	696,094
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$2,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	$2,286,562
1,850,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,875,438
3,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	3,092,000
2,300,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	2,403,500
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,841,750
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,892,340
750,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	795,000
2,200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,249,500
2,200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	2,354,000
350,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	364,105
925,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	972,406
		TOTAL	54,533,822
		Chemicals—2.5%
2,275,000		Ashland, Inc., 4.75%, 8/15/2022	2,320,500
1,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,822,500
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,241,687
4,025,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	4,347,000
750,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	744,375
1,500,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,522,500
450,000		Georgia Gulf Corp., 4.875%, 5/15/2023	448,313
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,300,000
3,075,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,721,375
575,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 11/15/2020	408,250
375,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	376,875
1,725,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	1,733,625
2,525,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	2,651,250
750,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	780,000
775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	830,219
		TOTAL	25,248,469
		Construction Machinery—1.0%
3,325,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	2,909,375
800,000		United Rentals, Inc., 4.625%, 7/15/2023	811,000
575,000		United Rentals, Inc., 5.75%, 11/15/2024	596,563
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$425,000		United Rentals, Inc., 7.375%, 5/15/2020	$461,391
500,000		United Rentals, Inc., 7.625%, 4/15/2022	549,500
1,000,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,075,550
2,625,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	2,684,062
575,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	610,937
		TOTAL	9,698,378
		Consumer Cyclical Services—1.6%
2,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,419,375
1,975,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,950,313
4,425,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	4,413,937
800,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	807,520
2,421,000		ServiceMaster Co., 7.00%, 8/15/2020	2,584,418
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,846,250
850,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	864,875
1,183,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	1,253,980
		TOTAL	16,140,668
		Consumer Products—2.7%
5,825,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	6,159,937
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,551,062
2,500,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,368,750
2,000,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	2,165,000
4,875,000		Party City Holdings, Inc., Sr. Unsecd. Note, 8.75%, 8/15/2019	4,984,687
1,100,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	1,186,625
2,425,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,470,469
525,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	563,063
1,875,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,982,813
2,000,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,985,000
		TOTAL	26,417,406
		Diversified Manufacturing—1.0%
3,425,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	3,125,312
2,900,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,602,750
750,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	780,000
1,060,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,136,850
1,025,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,048,063
800,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	846,000
		TOTAL	9,538,975
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—3.5%
$2,475,000	[1,2]	AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	$2,580,064
375,000		Ally Financial, Inc., 4.75%, 9/10/2018	386,719
3,200,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	3,416,000
1,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,221,875
475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	473,219
1,475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,458,406
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,032,500
1,700,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,827,500
1,750,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,798,125
3,650,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	3,786,875
400,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	422,000
3,475,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	3,570,562
2,950,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,942,625
3,975,000		International Lease Finance Corp., 4.625%, 4/15/2021	4,124,062
2,850,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,170,625
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	821,250
1,925,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	1,826,344
		TOTAL	34,858,751
		Food & Beverage—3.7%
5,075,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	5,258,969
5,400,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	5,656,500
2,000,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	2,015,000
4,775,000		HJ Heinz Co., 4.25%, 10/15/2020	4,905,119
1,175,000	[1,2]	HJ Heinz Co., Series 144A, 4.875%, 2/15/2025	1,276,344
5,550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	5,605,500
3,800,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	4,080,250
1,250,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,314,062
350,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	357,875
6,250,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	6,578,125
		TOTAL	37,047,744
		Gaming—3.6%
1,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	1,078,000
1,175,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	1,246,969
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$1,700,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	$1,309,000
925,000		Churchill Downs, Inc., 5.375%, 12/15/2021	941,188
2,350,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	2,420,500
1,350,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,402,312
4,725,000		MGM Mirage, Inc., 7.75%, 3/15/2022	5,333,344
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	964,125
1,225,000		MGM Resorts International, 6.00%, 3/15/2023	1,264,812
2,650,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	2,822,250
4,150,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	4,150,000
2,400,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	2,562,000
825,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	921,937
2,389,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	2,526,368
3,180,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,418,500
3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,771,750
		TOTAL	36,133,055
		Health Care—9.3%
1,550,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,592,625
1,950,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	2,071,875
2,625,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	2,762,812
4,300,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	4,595,625
1,150,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	1,190,250
550,000		Catamaran Corp., 4.75%, 3/15/2021	612,563
3,450,000		DJO Finance LLC, Company Guarantee, 7.75%, 4/15/2018	3,519,000
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	946,969
875,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	931,875
3,550,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,638,750
3,850,000		HCA Holdings, Inc., Sr. Unsecd. Note, 7.75%, 5/15/2021	4,106,256
550,000		HCA, Inc., 4.75%, 5/1/2023	572,000
6,525,000		HCA, Inc., 5.00%, 3/15/2024	6,940,969
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,598,000
1,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,661,250
3,475,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	4,061,406
2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	2,324,687
2,150,000		Hologic, Inc., 6.25%, 8/1/2020	2,241,375
3,375,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	3,518,437
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,825,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	$2,973,312
5,925,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	6,154,594
500,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	518,750
400,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	420,000
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	6,821,156
1,100,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	1,113,750
575,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	587,938
4,750,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	5,248,750
2,650,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	2,603,625
2,225,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,188,844
3,600,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	3,883,500
6,575,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	6,887,312
2,450,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	2,584,750
		TOTAL	91,873,005
		Independent Energy—5.3%
2,875,000		Antero Resources Corp., 6.00%, 12/1/2020	2,890,812
325,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	322,563
1,800,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,752,750
2,775,000		Approach Resources, Inc., 7.00%, 6/15/2021	2,497,500
1,500,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	1,087,500
650,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	582,563
3,025,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	2,665,781
2,575,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,658,687
325,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	221,000
1,600,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,200,000
750,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	735,000
1,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,194,375
3,025,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	3,176,250
750,000	[1,2]	Crownrock LP/ Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	761,250
500,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	512,500
1,600,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	1,682,000
1,425,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	520,125
775,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	271,250
1,500,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,545,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,000,000		Laredo Petroleum, Inc., 5.625%, 1/15/2022	$975,000
575,000		Laredo Petroleum, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2023	575,000
350,000		Laredo Petroleum, Inc., Sr. Unsecd. Note, 7.375%, 5/1/2022	365,313
3,375,000		Legacy Reserves, 6.625%, 12/1/2021	2,683,125
900,000		Linn Energy LLC, 6.50%, 5/15/2019	761,062
900,000		Linn Energy LLC, 6.50%, 9/15/2021	702,000
950,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	760,000
350,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	278,250
1,325,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	1,139,500
2,000,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	2,090,000
3,650,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	3,257,625
1,150,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,121,250
1,675,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,608,000
675,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	681,750
1,150,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,150,000
2,125,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,082,500
250,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	250,313
1,125,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,064,812
875,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	542,500
525,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	328,125
1,900,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	1,175,150
3,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	1,830,000
1,275,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	1,270,219
		TOTAL	52,968,400
		Industrial - Other—2.1%
3,375,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	3,476,250
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,167,250
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,255,000
2,900,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,914,500
3,123,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	3,286,958
4,250,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	4,462,500
525,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	530,250
2,350,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,373,500
		TOTAL	20,466,208
		Leisure—0.9%
1,475,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	1,510,031
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$375,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	$389,063
350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	357,000
750,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	808,125
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
975,000	[1,2]	NCL Corp., Ltd., Series 144A, 5.25%, 11/15/2019	1,004,250
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	276,375
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,693,312
3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	3,304,000
		TOTAL	9,342,156
		Lodging—0.1%
1,150,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	1,216,125
		Media Entertainment—7.2%
1,925,000		AMC Networks, Inc., 7.75%, 7/15/2021	2,098,250
1,650,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,651,023
375,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	393,750
375,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	394,219
1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,591,875
3,300,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	3,172,125
825,000		Clear Channel Worldwide, 6.50%, 11/15/2022	860,063
4,750,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	5,023,125
2,575,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	2,768,125
3,750,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	3,689,062
3,950,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	4,058,625
2,375,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	2,588,750
900,000		Gannett Co., Inc., 5.125%, 10/15/2019	947,250
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,266,250
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	153,375
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	157,313
2,900,000		Gray Television, Inc., 7.50%, 10/1/2020	3,066,750
1,825,000		Lamar Media Corp., 5.00%, 5/1/2023	1,875,188
1,000,000		Lamar Media Corp., 5.875%, 2/1/2022	1,057,500
700,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	733,250
700,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	715,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$2,450,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	$2,554,125
2,000,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,055,000
2,075,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	2,121,688
3,975,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,014,750
800,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	830,000
2,775,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	2,664,000
3,525,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,604,312
1,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,007,500
4,625,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,705,937
2,425,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	2,376,500
2,150,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	2,168,812
3,075,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	3,281,363
		TOTAL	71,645,605
		Metals & Mining—0.4%
775,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	783,719
1,325,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	1,346,531
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	432,438
1,475,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,600,375
		TOTAL	4,163,063
		Midstream—5.3%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	807,340
450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	453,063
1,500,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	1,545,000
1,650,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	1,748,908
1,450,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	1,468,125
6,500,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	6,890,000
475,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	480,938
2,025,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	2,070,360
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	463,500
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,806,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	$1,035,250
3,050,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	3,359,535
250,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	256,850
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	2,065,000
1,275,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,268,625
650,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	682,500
850,000		Regency Energy Partners LP, 4.50%, 11/1/2023	858,500
600,000		Regency Energy Partners LP, 5.00%, 10/1/2022	627,000
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	674,375
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	599,500
2,575,000		Rose Rock Midstream LP, Sr. Unsecd. Note, 5.625%, 7/15/2022	2,549,250
3,500,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	3,535,000
1,500,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,501,875
625,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	648,438
2,450,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	2,428,562
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,875,187
2,576,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,782,080
1,575,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,500,188
600,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	627,000
475,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	479,750
950,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	980,875
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,713,920
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,319,625
175,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	181,125
425,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	442,000
1,300,000	[1,2]	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 2/15/2023	1,329,250
		TOTAL	53,055,244
		Oil Field Services—0.4%
2,200,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,760,000
2,775,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	2,053,500
		TOTAL	3,813,500
		Packaging—5.3%
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,240,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	$707,875
211,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	213,088
350,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	344,750
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,059,750
3,475,000		Ball Corp., 4.00%, 11/15/2023	3,405,500
5,125,000		Berry Plastics Corp., 5.50%, 5/15/2022	5,272,344
1,025,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	1,035,250
4,225,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,415,125
1,550,000		Crown Americas LLC, 4.50%, 1/15/2023	1,571,312
775,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	820,531
900,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	1,018,125
2,975,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	3,027,062
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	306,720
950,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	979,688
4,350,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	4,507,687
5,525,000		Reynolds Group, 8.25%, 2/15/2021	5,939,375
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	922,500
1,375,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,405,938
475,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	530,813
1,375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,426,563
2,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	2,260,000
5,175,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	5,168,531
		TOTAL	52,579,152
		Paper—0.6%
1,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,485,000
3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,323,125
1,175,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	1,222,000
		TOTAL	6,030,125
		Pharmaceuticals—2.6%
400,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	400,000
1,575,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	1,622,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$2,325,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	$2,368,594
3,325,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	3,408,125
4,300,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	4,638,625
1,975,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	2,009,563
3,850,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	4,178,443
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	431,906
150,000	[1,2]	VRX Escrow Corp, Series 144A, 5.375%, 3/15/2020	151,875
3,325,000	[1,2]	VRX Escrow Corp, Series 144A, 5.875%, 5/15/2023	3,416,437
2,925,000	[1,2]	VRX Escrow Corp, Series 144A, 6.125%, 4/15/2025	3,038,344
		TOTAL	25,664,162
		Refining—0.3%
1,500,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,507,500
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,819,375
		TOTAL	3,326,875
		Restaurants—1.3%
4,475,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,659,594
3,525,000		NPC International/OPER Co., A&B, Inc., 10.50%, 1/15/2020	3,727,687
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,766,344
		TOTAL	13,153,625
		Retailers—4.0%
3,075,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	3,082,688
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,393,125
3,850,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	3,999,187
1,400,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	1,477,000
250,000	[1,2]	Family Tree Escrow LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 3/1/2020	263,125
2,025,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,974,375
2,550,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	2,575,500
1,250,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,393,750
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	773,500
3,275,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	3,381,438
1,023,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,048,575
1,100,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	1,171,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$2,650,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	$2,822,250
2,650,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,729,500
4,350,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	4,578,375
1,500,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,545,000
2,050,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	2,178,125
600,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	643,500
		TOTAL	40,030,513
		Technology—13.1%
675,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	707,906
2,350,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	2,038,625
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	962,500
3,175,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,921,000
2,175,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	2,098,875
3,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	3,216,250
1,025,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,104,130
2,425,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	2,467,437
1,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,811,250
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	2,010,000
3,800,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	3,914,000
2,850,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	2,201,625
3,750,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	4,012,500
1,525,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	1,545,969
3,800,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	4,089,750
2,075,000		Emdeon, Inc., 11.00%, 12/31/2019	2,272,125
3,025,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	3,168,687
4,675,000		Epicor Software Corp., 8.625%, 5/1/2019	4,908,750
3,800,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	3,885,500
11,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	12,191,094
2,250,000		IAC Interactive Corp., 4.75%, 12/15/2022	2,244,375
4,075,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,120,844
5,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,765,548
4,500,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	4,623,750
2,950,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	2,994,250
625,000		Iron Mountain, Inc., 5.75%, 8/15/2024	635,156
1,300,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,391,000
3,525,000		Lawson Software, Inc., 9.375%, 4/1/2019	3,784,969
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$700,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	$725,375
2,300,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	1,621,500
1,800,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,836,000
1,275,000		NCR Corp., 6.375%, 12/15/2023	1,364,250
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,433,906
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,030,000
700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	732,375
725,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	772,125
3,800,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,857,000
2,100,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	2,184,000
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,148,906
1,150,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,167,250
2,075,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	2,204,688
1,975,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	2,095,969
3,275,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	3,385,531
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,061,250
4,675,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	4,628,250
2,325,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,391,844
4,300,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	4,351,062
1,025,000		Verisign, Inc., 4.625%, 5/1/2023	1,027,563
900,000	[1,2]	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 4/1/2025	922,500
2,325,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	2,511,000
		TOTAL	130,540,209
		Transportation Services—0.6%
2,300,000		HDTFS, Inc., 6.25%, 10/15/2022	2,389,125
1,025,000		Hertz Corp., 5.875%, 10/15/2020	1,058,313
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,230,625
		TOTAL	5,678,063
		Utility - Electric—1.2%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,651,750
1,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	1,112,637
75,702	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	76,459
2,150,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,176,875
500,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	551,875
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,456,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,400,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	$1,456,000
		TOTAL	11,481,596
		Wireless Communications—4.1%
850,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	879,750
3,500,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	3,570,000
1,475,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	1,485,141
825,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	785,813
6,350,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	6,391,275
600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	621,000
2,225,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	2,330,687
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	290,469
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,981,562
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	52,563
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	79,219
3,925,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,620,812
3,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	3,349,969
1,000,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,150,000
650,000		Sprint Corp., 7.125%, 6/15/2024	640,250
2,200,000		Sprint Corp., 7.875%, 9/15/2023	2,255,000
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,467,437
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,218,906
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,683,875
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	359,517
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	491,340
		TOTAL	40,704,585
		Wireline Communications—0.5%
450,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	463,050
1,475,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	1,581,937
700,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	762,125
1,875,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 8.125%, 7/1/2019	1,980,469
		TOTAL	4,787,581
		TOTAL CORPORATE BONDS (IDENTIFIED COST $967,240,519)	973,973,566
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
28,064	[1,3,5]	Lone Pine Resources Canada Ltd.	0
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Independent Energy—continued
28,064	[3,5]	Lone Pine Resources, Inc.	$26,099
225,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	26,099
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $557,475)	26,099
		INVESTMENT COMPANY—1.0%
9,926,185	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE)	9,926,185
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $977,724,179)[9]	983,925,850
		OTHER ASSETS AND LIABILITIES NET—1.0%[10]	9,507,061
		TOTAL NET ASSETS—100%	$993,432,911
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $451,059,719, which represented 45.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2015, these liquid restricted securities amounted to $444,153,385, which represented 44.7% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $981,002,691.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$973,973,566	$—	$973,973,566
Equity Securities:
Common Stocks
Domestic	—	—	0	0
International	—	—	26,099	26,099
Investment Company	9,926,185	—	—	9,926,185
TOTAL SECURITIES	$9,926,185	$973,973,566	$26,099	$983,925,850
The following acronym is used throughout this portfolio:
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.94	$7.91	$7.62	$7.71	$7.35
Income From Investment Operations:
Net investment income	0.41[1]	0.45[1]	0.51[1]	0.55[1]	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.27)	0.05	0.31	(0.07)	0.36
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.50	0.82	0.48	0.94
Less Distributions:
Distributions from net investment income	(0.43)	(0.47)	(0.55)	(0.57)	(0.58)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	0.00[2]	0.02	—	—
Net Asset Value, End of Period	$7.65	$7.94	$7.91	$7.62	$7.71
Total Return[4]	1.89%	6.64%[3]	11.42%[3]	6.66%	13.42%
Ratios to Average Net Assets:
Net expenses	1.23%	1.23%	1.23%	1.23%	1.23%
Net investment income	5.33%	5.78%	6.53%	7.37%	7.66%
Expense waiver/reimbursement[5]	0.00%[6]	0.00%[6]	0.00%[6]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$753,815	$904,021	$951,934	$880,629	$833,523
Portfolio turnover	31%	28%	38%	35%	41%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.13% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.92	$7.90	$7.61	$7.69	$7.34
Income From Investment Operations:
Net investment income	0.36[1]	0.39[1]	0.45[1]	0.49[1]	0.54
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.04	0.31	(0.06)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.43	0.76	0.43	0.88
Less Distributions:
Distributions from net investment income	(0.38)	(0.41)	(0.49)	(0.51)	(0.53)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	0.00[2]	0.02	—	—
Net Asset Value, End of Period	$7.64	$7.92	$7.90	$7.61	$7.69
Total Return[4]	1.25%	5.71%[3]	10.59%[3]	6.00%	12.44%
Ratios to Average Net Assets:
Net expenses	1.98%	1.98%	1.98%	1.98%	1.99%
Net investment income	4.58%	5.03%	5.78%	6.59%	6.92%
Expense waiver/reimbursement[5]	0.00%[6]	0.00%[6]	0.00%[6]	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,705	$69,465	$78,132	$74,958	$114,006
Portfolio turnover	31%	28%	38%	35%	41%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.92	$7.89	$7.60	$7.69	$7.34
Income From Investment Operations:
Net investment income	0.36[1]	0.39[1]	0.45[1]	0.49[1]	0.53
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.05	0.31	(0.07)	0.35
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.44	0.76	0.42	0.88
Less Distributions:
Distributions from net investment income	(0.38)	(0.41)	(0.49)	(0.51)	(0.53)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	0.00[2]	0.02	—	—
Net Asset Value, End of Period	$7.64	$7.92	$7.89	$7.60	$7.69
Total Return[4]	1.26%	5.85%[3]	10.60%[3]	5.87%	12.44%
Ratios to Average Net Assets:
Net expenses	1.99%	1.98%	1.98%	1.98%	1.99%
Net investment income	4.58%	5.03%	5.78%	6.62%	6.90%
Expense waiver/reimbursement[5]	0.00%[6]	0.00%[6]	0.00%[6]	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$185,912	$212,735	$220,942	$183,362	$169,501
Portfolio turnover	31%	28%	38%	35%	41%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2015
Assets:
Total investment in securities, at value including $9,926,185 of investment in an affiliated holding (Note 5) (identified cost $977,724,179)		$983,925,850
Income receivable		18,748,090
Receivable for investments sold		1,366,029
Receivable for shares sold		619,860
TOTAL ASSETS		1,004,659,829
Liabilities:
Payable for investments purchased	$9,210,038
Payable for shares redeemed	1,297,601
Payable for distribution services fee (Note 5)	152,624
Payable for other service fees (Notes 2 and 5)	317,152
Accrued expenses (Note 5)	249,503
TOTAL LIABILITIES		11,226,918
Net assets for 129,844,974 shares outstanding		$993,432,911
Net Assets Consist of:
Paid-in capital		$1,062,561,117
Net unrealized appreciation of investments		6,201,671
Accumulated net realized loss on investments		(76,673,406)
Undistributed net investment income		1,343,529
TOTAL NET ASSETS		$993,432,911
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share $753,815,359 ÷ 98,473,716 shares outstanding, $0.001 par value, 4,000,000,000 shares authorized		$7.65
Offering price per share (100/95.50 of $7.65)		$8.01
Redemption proceeds per share (98.00/100 of $7.65)		$7.50
Class B Shares:
Net asset value per share $53,705,192 ÷ 7,029,163 shares outstanding, $0.001 par value, 2,000,000,000 shares authorized		$7.64
Offering price per share		$7.64
Redemption proceeds per share (92.50/100 of $7.64)		$7.07
Class C Shares:
Net asset value per share $185,912,360 ÷ 24,342,095 shares outstanding, $0.001 par value, 4,000,000,000 shares authorized		$7.64
Offering price per share		$7.64
Redemption proceeds per share (97.00/100 of $7.64)		$7.41
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2015
Investment Income:
Interest		$71,784,748
Dividends (including $7,471 received from an affiliated holding (Note 5))		73,528
TOTAL INCOME		71,858,276
Expenses:
Investment adviser fee (Note 5)	$8,208,388
Administrative fee (Note 5)	856,028
Custodian fees	43,975
Transfer agent fee	1,165,135
Directors'/Trustees' fees (Note 5)	14,459
Auditing fees	32,250
Legal fees	13,851
Portfolio accounting fees	199,348
Distribution services fee (Note 5)	1,957,241
Other service fees (Notes 2 and 5)	2,725,388
Share registration costs	51,376
Printing and postage	91,657
Taxes	91,236
Miscellaneous (Note 5)	24,527
TOTAL EXPENSES	15,474,859
Reimbursement of investment adviser fee (Note 5)	(12,762)
Net expenses		15,462,097
Net investment income		56,396,179
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		10,727,229
Net change in unrealized appreciation of investments		(48,547,549)
Net realized and unrealized loss on investments		(37,820,320)
Change in net assets resulting from operations		$18,575,859
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$56,396,179	$66,581,881
Net realized gain on investments	10,727,229	9,689,045
Net change in unrealized appreciation/depreciation of investments	(48,547,549)	(4,644,819)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,575,859	71,626,107
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(46,610,263)	(54,598,911)
Class B Shares	(2,993,776)	(3,803,491)
Class C Shares	(9,640,881)	(11,325,229)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(59,244,920)	(69,727,631)
Share Transactions:
Proceeds from sale of shares	116,295,016	215,945,871
Net asset value of shares issued to shareholders in payment of distributions declared	52,961,162	61,838,449
Cost of shares redeemed	(321,471,823)	(344,895,527)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(152,215,645)	(67,111,207)
Redemption Fees	97,679	159,268
Regulatory Settlement Proceeds
Net increase from regulatory settlement (Note 9)	—	265,684
Change in net assets	(192,787,027)	(64,787,779)
Net Assets:
Beginning of period	1,186,219,938	1,251,007,717
End of period (including undistributed net investment income of $1,343,529 and $1,489,349, respectively)	$993,432,911	$1,186,219,938
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2015
1. ORGANIZATION
Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended March 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,072,974
Class B Shares	154,826
Class C Shares	497,588
TOTAL	$2,725,388
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
Annual Shareholder Report

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/2/2013 – 2/25/2014	$2,852,375	$2,201,625
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$75,702	$76,459
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010 – 12/6/2012	$5,012,469	$4,628,250
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended March 31	2015		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,736,393	$91,369,507	21,390,900	$167,627,805
Shares issued to shareholders in payment of distributions declared	5,376,439	41,656,375	6,197,036	48,402,276
Shares redeemed	(32,565,670)	(252,314,186)	(34,009,394)	(265,729,021)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(15,452,838)	$(119,288,304)	(6,421,458)	$(49,698,940)
Annual Shareholder Report

Year Ended March 31	2015		2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	616,300	$4,803,988	1,619,133	$12,710,224
Shares issued to shareholders in payment of distributions declared	327,661	2,535,894	415,915	3,243,756
Shares redeemed	(2,685,066)	(20,811,198)	(3,160,176)	(24,692,052)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,741,105)	$(13,471,316)	(1,125,128)	$(8,738,072)

Year Ended March 31	2015		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,602,433	$20,121,521	4,551,580	$35,607,842
Shares issued to shareholders in payment of distributions declared	1,133,901	8,768,893	1,307,418	10,192,417
Shares redeemed	(6,261,512)	(48,346,439)	(6,981,032)	(54,474,454)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,525,178)	$(19,456,025)	(1,122,034)	$(8,674,195)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(19,719,121)	$(152,215,645)	(8,668,620)	$(67,111,207)
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended March 31, 2015, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $74,355, $5,661 and $17,663, respectively. For the year ended March 31, 2014, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $121,035, $9,649 and $28,584, respectively.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended March 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$2,702,921	$(2,702,921)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income	$59,244,920	$69,727,631
As of March 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,390,333
Net unrealized appreciation	$2,923,159
Capital loss carryforwards and deferrals	$(73,441,698)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for discount accretion/premium amortization on debt securities and defaulted securities.
At March 31, 2015, the cost of investments for federal tax purposes was $981,002,691. The net unrealized appreciation of investments for federal tax purposes was $2,923,159. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,128,802 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,205,643.
At March 31, 2015, the Fund had a capital loss carryforward of $66,811,206 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$37,008,996	NA	$37,008,996
2019	$29,802,210	NA	$29,802,210
The Fund used capital loss carryforwards of $12,291,079 to offset capital gains realized during the year ended March 31, 2015.
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2015, for federal income tax purposes, post October losses of $6,630,492 were deferred to April 1, 2015.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
For the year ended March 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$464,478
Class C Shares	1,492,763
TOTAL	$1,957,241
Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at it sole discretion. For the year ended March 31, 2015, FSC retained $451,679 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2015, FSC retained $91,560 in sales charges from the sale of Class A Shares. FSC also retained $5,561 of CDSC relating to redemptions of Class A Shares, $172,680 relating to redemptions of Class B Shares and $13,606 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended March 31, 2015, FSSC received $220,640 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates on their own initiative have agreed to waive certain of their respective fees and/or reimburse expenses. Effective June 1, 2015, total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, expenses allocated from affiliated partnerships and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.24%, 1.99% and 1.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2015, the Adviser reimbursed $12,762. Transactions involving the affiliated holding during the year ended March 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2014	24,862,909
Purchases/Additions	359,187,776
Sales/Reductions	(374,124,500)
Balance of Shares Held 3/31/2015	9,926,185
Value	$9,926,185
Dividend Income	$7,471
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2015, were as follows:
Purchases	$335,466,082
Sales	$466,548,966
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2015, there were no outstanding loans. During the year ended March 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2015, there were no outstanding loans. During the year ended March 31, 2015, the program was not utilized.
9. REGULATORY SETTLEMENT PROCEEDS
On September 9, 2013, the SEC approved the distribution of $265,684 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. This distribution was recorded as an increase to paid-in capital.
Annual Shareholder Report

10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended March 31, 2015, 0.12% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended March 31, 2015, 0.12% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS and board of directors OF Federated High Income Bond Fund, Inc.:
We have audited the accompanying statement of assets and liabilities of Federated High Income Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of March 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Income Bond Fund, Inc. at March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 21, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,022.10	$6.20
Class B Shares	$1,000	$1,019.60	$9.97
Class C Shares	$1,000	$1,019.60	$9.97
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.19
Class B Shares	$1,000	$1,015.06	$9.95
Class C Shares	$1,000	$1,015.06	$9.95
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	1.98%
Class C Shares	1.98%
Annual Shareholder Report

Board of Directors and Fund Officers
The Board of Directors is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Fund comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Indefinite Term Began serving: September 1975	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: July 1987	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1975	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: January 1987	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since January 1987. He is Vice President of the Corporation with respect to the Fund Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated High Income Bond Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
8042507 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $32,250

Fiscal year ended 2014 - $32,250

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $15

Fiscal year ended 2014 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $84 and $0 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015 - $72,733

Fiscal year ended 2014 - $92,657

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 21, 2015